ACCOUNTS RECEIVABLE FINANCING (Details Narrative) £ in Thousands, $ in Thousands					1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 28, 2018 GBP (£)	Feb. 08, 2018 GBP (£)	Sep. 15, 2017 USD ($)	Jul. 31, 2019 GBP (£)	Oct. 01, 2022 USD ($)	Oct. 02, 2021 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021 USD ($)
Collection of UK factoring facility deferred purchase price						$ 5,282	$ 5,349	$ 7,311	$ 8,654
ASU 2016-16 [Member]
Collection of UK factoring facility deferred purchase price						4,683	$ 5,234
Midcap Financial Trust [Member]
Letter of credit				$ 25,000		11,612		$ 13,405	$ 14,842
Line of credit facility additional borrowing capacity				$ 25,000
Line of credit facility, maturity date				Apr. 08, 2019
HSBC Invoice Finance (UK) Ltd [Member] | New Facility [Member]
Line of credit facility increase decrease for period net | £		£ 20,000	£ 11,500		£ 22,500
Line of credit facility unbilled receivables | £		£ 1,500	£ 1,000
Line of Credit Facility, Expiration Period			12 months
Line of credit facility, commitment fee percentage			1.80%
Line of credit facility aggregate amount | £			£ 11,500
Borrowing fund description			The terms of the arrangement provide for HSBC to fund 90% of the purchased accounts receivable upfront and a secured borrowing line of 70% of unbilled receivables capped at £1,000 (within the overall aggregate total facility of £11,500.)
White Oak Commercial Finance LLC [Member]
Letter of credit						0
Guaranteed amount						1,000
Line of credit facility aggregate amount						$ 10,000,000
Line of credit, description						The borrowing base is defined as the sum of the following: (a) 95% of the eligible ordinary receivables, as defined, and (b) the lessor of (i) $3,000,000 or (ii) 95% of the Company’s outstanding eligible unbilled receivables, as defined, less the sum of the following: (c) 100% of the undrawn amount of all letters of credit outstanding, (d) the special availability reserve, (e) the quarterly tax reserve and (f) the amount all other availability reserves in effect as such time.
Line of credit bear interest						0.25%
Line of credit facility borrowing outstanding						$ 7,417
Line of credit						$ 2,000,000
Letter of credit percentage						6.25%
White Oak Commercial Finance LLC [Member] | Interest Rate Floor [Member]
Line of credit bear interest	7.00%					7.00%
White Oak Commercial Finance LLC [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of credit bear interest						5.00%